Trust for Advised Portfolios
Supplement dated May 26, 2023
to the Prospectus and Statement of Additional Information
dated January 31, 2023 for the
Miller Income Fund

Effective May 26, 2023, Miller Value Partners, LLC’s office location has moved from One South Street, Suite 2550, Baltimore, MD 21202 to the following address:

Miller Value Partners, LLC
50 S. Lemon Avenue, #302
Sarasota, FL 34236

Please retain this supplement with your Prospectus and Statement of Additional Information for future reference.